Cost of Sale	6 Months Ended
Jun. 30, 2025
Cost of Sale [Abstract]
COST OF SALE
19	COST OF SALE

	For the six months ended
	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
Material cost	9,968,658	8,774,878	2,083,058
Construction cost	14,022,382	34,874,969	8,278,924
Staff cost	2,166,300	2,409,446	571,975
Logistic cost	722,336	643,081	152,660
Tools & machinery	114,303	537,700	127,644
Miscellaneous	1,185,657	1,333,093	316,461
Depreciation	32,485	1,029,431	244,375
Total cost of sale	28,212,121	49,602,598	11,775,097

The cost of sale incurred pertaining to revenue derived from related party is amounting to RM 12,804,754 (USD 3,039,704) (June 30, 2024: RM 1,095,340).

Included in Cost of Sale of the Group is liquidated ascertained damages charged to subcontractors amounting to RM Nil (June 30, 2024: RM 959,666).